PRO FORMA FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2020
PRO FORMA FINANCIAL INFORMATION
PRO FORMA FINANCIAL INFORMATION

NOTE 14. PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

On August 14, 2019, CareMax Medical Group of Tamarac, LLC (“Buyer”) purchased the net assets of New Life Health Group Inc. (“Seller”) that resulted in the Buyer obtaining a 100% controlling financial interest of a business. On December 10, 2020, CareMax purchased the net assets of Clinica Las Americas (“Havana II”) that resulted in obtaining a 100% controlling financial interest in a new business. See Note 5.

The following unaudited pro forma combined financial information of CareMax Medical Group, LLC (“CareMax”) gives effect to the acquisitions as if they had been completed on January 1, 2019 (the “assumed date”). The unaudited pro forma combined statements of operations are presented for the years ended December 31, 2020 and 2019.

The unaudited pro forma combined financial statements are for informational and illustrative purposes only, and are not necessarily indicative of the financial results that would have been achieved, had the events and transactions occurred on the assumed date, nor are such financial statements necessarily indicative of the results of operations in future periods. The unaudited pro forma combined financial statements do not include realization of cost savings expected to result from the acquisition. The historical financial information has been adjusted to give effect to pro forma adjustments that are (i) directly attributable to the acquisition, (ii) factually supportable, and (iii) expected to have a continuing impact on the Company’s combined results.

	CareMax
	As Reported for the
	Year Ended	Havana II
	December 31,	acquisition	CareMax
	2020	adjustments(1)	Pro Forma
REVENUE
Capitated Revenue	$120,055,312	$7,104,112	$127,159,424
Other Revenue	369,939	—	369,939
Total Revenue	120,425,251	7,104,112	127,529,363
EXPENSES
Medical Expenses	67,014,557	3,958,090	70,972,647
Administrative Fee	17,003,977	—	17,003,977
Selling, General & Administrative Expenses	27,107,059	1,663,158	28,770,217
Total Operating Expenses	111,125,593	5,621,248	116,746,841
Interest expense	1,728,024	—	1,728,024
Net Income (Loss)	$7,571,634	$1,482,864	$9,054,498
Net Income (Loss) Atttributable to Noncontrolling Interest	(29,269)		(29,269)
Net Income Atttributable to Controlling Interest	$7,600,903		$9,083,767
Net Income per unit, basic and diluted	$38,005		$45,419
(1)

The pro forma adjustments include the revenue and expenses of the acquired company assuming the transaction was completed on January 1, 2019. The pro forma adjustments detailed above represent the activity of Havana II from January 1, 2020 to the date of acquisition.

	CareMax
	As Reported for the
	Year Ended	Tamarac	Havana II
	December 31,	acquisition	acquisition	CareMax
	2019	adjustments(2)	adjustments(2)	Pro Forma
REVENUE
Capitated Revenue	$90,109,682	$7,866,743	$7,897,179	$105,873,604
Other Revenue	491,859			491,859
Total Revenue	90,601,541	7,866,743	7,897,179	106,365,463
EXPENSES
Medical Expenses	51,622,064	5,236,698	5,096,579	61,955,341
Administrative Fee	13,237,389			13,237,389
Selling, General and Administrative Expenses	19,176,227	1,258,679	1,729,189	22,164,095
Total Operating Expenses	84,035,680	6,495,377	6,825,767	97,356,824
Interest Expense	720,398	—	—	720,398
Net Income	$5,845,463	1,371,366	1,071,412	$8,288,241
Net Income (Loss) Atttributable to Noncontrolling Interest	(173,194)			(173,194)
Net Income Atttributable to Controlling Interest	$6,018,657			$8,461,435
Net Income per unit, basic and diluted	$30,093			$42,307
(2)

The pro forma adjustments include the revenue and expenses of the acquired companies assuming the transactions were completed on January 1, 2019. The pro forma adjustments detailed above represent the activity of  Tamarac from January 1, 2019 to the date of  acquisition and Havana II from January 1,  2019 to December 31 2019.